Related Parties (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Related Party Text Block Abstract
Short-term compensations	S/ 26,066,000	S/ 22,678,000	S/ 21,859,000
Total long-term compensations	S/ 8,272,000	S/ 9,763,000	S/ 5,759,000